UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21889

Name and Address of Registrant:

Access Capital Strategies Community Investment Fund, Inc.
419 Boylston Street
Suite 501
Boston, Massachusetts 02116

Name and address of agent for service:

Access Capital Strategies LLC
419 Boylston Street
Suite 501
Boston, Massachusetts 02116

Registrant’s telephone number: (617) 236-7274

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

Item 1.  Schedule of Investments

The Schedule of Investments for the Access Capital Strategies Community Investment Fund, Inc. is set forth below.

	Access Capital Strategies Community Investment Fund, Inc.
	Schedule of Investments
	2/29/2008 (Unaudited)

Face Amount	Mortgage-Backed Securities - 116.0%		Market Value
Federal National Mortgage Association (FNMA) - 76.1%
	15 Year Fixed Rate Single Family Mortgage-Backed Securities:
$ 2,468,573	4.50%,	6/1/18 - 3/1/19	$2,493,881
4,151,572	5.00%,	12/1/17 - 2/1/21	4,232,496
1,941,508	5.50%,	3/1/16 - 12/1/21	1,996,592
59,001	7.00%,	1/1/15	62,330
	30 Year Fixed Rate Single Family Mortgage-Backed Securities:
3,553,230	4.50%,	5/1/33 - 8/1/35	3,424,556
60,348,914	5.00%,	9/1/32 - 2/1/38	59,949,165
68,552,621	5.50%,	9/1/32 - 2/1/38	69,443,024
1,056,007	5.95%,	1/1/37	1,097,810
42,641,319	6.00%,	11/1/31 - 2/1/38	43,846,517
1,218,023	6.01%,	2/1/37	1,267,143
9,168,545	6.50%,	3/1/31 - 11/1/37	9,603,142
12,469	7.00%,	10/1/30	13,375
27,963	7.25%,	12/1/29	30,212
210,042	7.50%,	1/1/30 - 1/1/31	228,372
193,059	8.00%,	2/1/30 - 4/1/30	210,525
	Total Single Family Mortgage-Backed Securities		197,899,140
	Multi Family Mortgage-Backed Securities:
16,878,199	4.50%,	10/1/18 - 9/1/34	16,577,436
472,718	4.78%,	5/1/14	477,473
964,239	4.89%,	6/1/15	969,531
9,700,752	4.90%,	9/1/15	9,823,155
42,379,974	5.00%,	12/1/18 - 11/1/35	42,164,038
13,600,192	5.12%,	7/25/41	13,682,185
2,377,242	5.22%,	6/1/20	2,365,948
3,451,900	5.35%,	12/1/16	3,525,004
4,841,265	5.37%,	11/1/21	4,854,023
1,017,968	5.41%,	2/1/21	1,024,382
2,446,243	5.43%,	5/1/21	2,494,590
3,348,350	5.45%,	10/1/17	3,461,531
49,123,699	5.50%,	7/1/19 - 2/1/38	49,763,740
737,259	5.51%,	11/1/21	746,256
5,280,395	5.57%,	12/1/16	5,522,156
3,767,376	5.60%,	5/1/23	3,836,927
2,802,539	5.80%,	12/1/33	2,889,501
17,596,383	6.00%,	7/1/29 - 2/1/38	18,093,055
1,150,628	6.38%,	5/1/11	1,229,840
785,305	6.39%,	8/1/24	849,524
1,894,400	6.50%,	4/1/31 - 8/1/34	1,986,711
780,926	6.53%,	6/1/16	839,443
631,191	6.70%,	6/1/19	689,011
269,150	6.85%,	8/1/09	277,614
378,099	7.00%,	12/1/29	405,571
63,409	7.50%,	1/1/30	68,862
585,629	7.58%,	5/1/18	667,500
677,117	7.97%,	9/1/17	779,926
	Total Multi Family Mortgage-Backed Securities		190,064,933
	Total FNMA Securities		387,964,073
Federal Home Loan Mortgage Corporation - 31.4%
	15 Year Fixed Rate Single Family Mortgage-Backed Securities:
1,029,750	4.50%,	1/1/19 - 11/1/19	1,038,051
2,631,913	5.00%,	11/1/18 - 1/1/21	2,683,751
642,355	5.50%,	9/1/19 - 11/1/19	661,357
	30 Year Fixed Rate Single Family Mortgage-Backed Securities:
1,630,244	4.50%,	8/1/33 - 9/1/33	1,565,936
35,560,655	5.00%,	6/1/33 - 2/1/36	35,304,509
67,255,260	5.50%,	11/1/32 - 8/1/37	68,096,954
40,977,367	6.00%,	3/1/31 - 11/1/37	42,115,808
7,474,723	6.50%,	3/1/31 - 9/1/37	7,827,398
379,839	7.00%,	1/1/31 - 3/1/31	405,155
387,580	7.50%,	1/1/30 - 2/1/30	422,446
	Total Federal Home Loan Mortgage Corporation
	Single Family Mortgage-Backed Securities		160,121,365

Government National Mortgage Association (GNMA) Pool - 1.2%
	30 Year Fixed Rate Single Family Mortgage-Backed Securities:
305,711	6.00%,	12/15/31	319,011
	Multi Family Mortgage-Backed Securities:
601,287	5.13%,	3/15/34	610,481
2,364,799	5.50%,	1/15/36	2,431,013
671,028	5.75%,	9/15/23	708,137
502,798	6.25%,	9/15/32	528,908
1,403,584	8.25%,	12/15/32	1,436,993
	Total GNMA Pool Mortgage-Backed Securities		6,034,543
Community Reinvestment Revenue Notes - 0.2%
914,393	4.21%,	9/1/19	917,487
Total Community Reinvestment Revenue Notes	917,487
Small Business Administration - 7.1%
27,514,743	1.25%,	3/1/28	859,836
1,068,297	3.41%,	10/26/26	1,067,963
4,393,804	4.55%,	4/25/28 - 9/25/30 (a)	4,403,973
918,925	4.60%,	3/25/28 - 2/25/31	922,764
1,722,726	4.63%,	6/25/18 - 3/19/32 (a)	1,724,409
1,349,911	4.65%,	10/25/10 - 3/25/14 (a)	1,351,510
3,261,405	4.66%,	11/16/24 - 6/8/32	3,260,386
640,724	4.75%,	11/29/32	639,322
2,460,179	4.88%,	1/1/32 - 8/1/32	2,465,658
1,310,790	5.00%,	6/20/14	1,310,790
1,220,832	5.64%,	2/7/33 - 1/20/38	1,220,832
107,878	5.70%,	8/15/17	109,631
819,453	5.85%,	9/27/16 - 1/15/27	829,637
124,047	5.86%,	12/15/22	125,287
380,784	5.98%,	6/9/26	384,235
1,014,207	6.00%,	3/9/22 - 4/1/43	1,032,247
556,659	6.03%,	10/31/32	561,704
331,492	6.10%,	9/21/27	336,050
1,486,397	6.13%,	7/1/22 - 3/31/31	1,491,590
260,039	6.15%,	1/10/32	262,965
47,529	6.20%,	8/4/14	47,945
179,953	6.25%,	9/15/27	183,102
1,134,032	6.28%,	7/16/17	1,149,625
264,694	6.30%,	12/16/13	267,424
81,921	6.33%,	3/15/27	83,252
639,149	6.35%,	8/13/26	645,540
1,110,534	6.45%,	2/19/32	1,121,639
267,884	6.50%,	3/30/32	275,251
55,056	6.51%,	7/26/27	55,607
93,553	6.53%,	1/2/27	96,155
69,640	6.69%,	5/28/24	70,075
436,031	6.71%,	3/15/27	448,158
347,485	7.08%,	9/1/13 - 1/19/14	361,272
1,462,467	7.13%,	10/25/15	1,529,800
107,028	7.27%,	8/1/14	111,477
951,270	7.33%,	2/23/16 - 7/1/16	995,300
2,278,807	7.38%,	1/1/15 - 5/25/16	2,379,362
1,215,442	7.58%,	12/25/15 - 8/1/16 (a)	1,280,343
345,292	7.83%,	11/1/13 - 9/28/16	363,358
88,940	7.88%,	1/25/09	89,093
94,898	8.08%,	2/15/14 - 10/1/16	99,399
8,841	8.33%,	11/1/11	8,886
101,310	8.58%,	1/29/12 - 2/25/14	102,692
19,244	9.58%,	2/15/12	19,580
21,477	9.83%,	12/15/11	21,852
Total Small Business Administration Securities	36,166,976
Total Mortgage-Backed Securities	591,204,444

United States Department of Agriculture - 4.8%
42,891	3.85%,	6/25/10	42,141
325,096	4.45%,	4/2/18	317,781
223,319	5.09%,	3/1/20	224,715
390,240	5.25%,	10/26/22	391,216
86,400	5.33%,	12/4/14	87,102
702,000	5.55%,	10/20/32	702,000
190,530	5.59%,	1/20/38	190,530
551,382	5.60%,	11/29/30	552,588
1,112,237	5.63%,	6/1/20 - 4/15/27	1,125,192
216,900	5.66%,	10/20/32 - 1/1/38	216,900
288,423	5.70%,	1/20/38	288,423
715,129	5.73%,	2/1/30 - 4/20/37	719,126
800,000	5.75%,	1/3/33	800,000
207,105	5.80%,	8/1/20	212,024
335,764	5.83%,	12/15/19 - 11/1/20	343,738
23,228	5.88%,	1/31/11	23,293
143,600	5.91%,	12/4/37	144,228
90,000	5.92%,	1/1/33	90,000
225,000	5.93%,	2/7/33	225,000
585,000	5.98%,	8/23/27 - 12/20/37	594,563
208,800	5.99%,	11/1/32	208,800
712,706	6.00%,	1/10/37 - 10/1/37	717,287
540,000	6.01%,	11/8/32 - 1/20/38	540,000
364,500	6.02%,	10/1/37	364,500
557,816	6.04%,	2/1/27	560,288
612,395	6.05%,	1/5/26 - 1/1/37	617,000
527,400	6.07%,	4/20/37	527,400
148,500	6.08%,	7/1/32	148,500
118,380	6.09%,	5/17/22	119,712
494,469	6.10%,	1/1/13 - 8/25/37	501,829
1,138,573	6.11%,	7/1/32 - 2/2/37	1,143,494
1,478,635	6.12%,	7/20/32 - 10/1/37	1,483,452
3,208,849	6.13%,	5/1/14 - 4/19/27	3,244,097
477,000	6.18%,	10/1/37 - 1/1/38	477,000
261,434	6.20%,	1/1/37	261,434
769,432	6.22%,	4/27/27 - 6/1/37	776,569
482,172	6.23%,	2/1/27 - 3/14/32	490,499
618,523	6.25%,	1/1/37	628,187
223,859	6.28%,	3/1/14 - 12/28/27	226,216
86,123	6.33%,	3/2/27	87,092
541,029	6.38%,	3/1/27 - 2/16/37	546,361
809,100	6.51%,	4/20/37	805,055
81,810	6.59%,	7/20/37	81,401
895,862	6.63%,	12/15/23	904,821
205,650	6.64%,	4/20/37	205,650
691,259	6.88%,	2/3/17 - 2/3/22	715,877
672,911	7.00%,	6/3/22	689,734
266,159	7.13%,	12/10/16	276,888
Total United States Department of Agriculture Securities	24,639,703

	Corporate Bonds - 0.7% (b)
575,000	Atlantic Marine Corps Communities LLC, 5.34%, due 12/1/50 (e)	483,397
1,245,000	Fort Knox Military Housing Privatization Project, 6.00%, due 11/1/37 (d)	1,223,163
2,000,000	Pacific Beacon LLC, 5.76%, due 7/15/51	1,869,880
Total Corporate Bonds	3,576,440

Promissory Notes - 2.0% (b)
9,375,000	Massachusetts Housing Investment Corporation Term Loan, due 4/1/35, initial coupon 6.67% (c)	10,232,813
Total Promissory Notes	10,232,813

Municipal Bonds - 3.6%
1,345,000	Atlanta Urban Residential Finance Authority, 5.24%, due 12/1/14 (e)	1,401,853
1,095,000	Atlanta Urban Residential Finance Authority, 5.66%, due 12/1/22 (e)	1,128,135
535,000	Camarillo California Community Development, Community Tax Allocation Bonds (Housing Set-Aside),	554,592
	Series A-T, 5.26%, due 9/1/16 (d)
140,000	Guam Power Authority Revenue Bonds, Series A, 5.13%, due 3/15/34 (d)	126,091
8,225,000	Lynchburg Virginia Industrial Development Authority, 15.00%, due 1/1/35 (e)	8,225,000
6,790,000	Massachusetts Housing Finance Agency, 6.53%, due 12/1/27 (e)	7,121,488
	Total Municipal Bonds	18,557,159

Short-Term Securities - 1.1%
5,417,244	SSGA US Government	5,417,244
	Total Short-Term Securities	5,417,244

Total Investments (Cost - $646,690,651*) - 128.2%	653,627,803

Liabilities in Excess of Other Assets - (28.2.%)	(143,837,832)

Net assets - 100.0%	$ 509,789,971

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 646,756,075
Gross unrealized appreciation	10,009,489
Gross unrealized depreciation	(3,137,761)
Net unrealized appreciation	$ 6,871,728

(a)	All or a portion held as collateral in connection with open financial futures contracts.
(b)	Floating rate note.
(c)	Restricted securities as to resale, representing approximately 2.0% of net assets, were as follows:

	Issue	Acquisition Date	Cost	Value
Massachusetts Housing Investment Corporation, due 4/1/35,
	initial coupon 6.67%	3/29/05	$ 9,375,000	$ 10,232,813
(d)	AMBAC Insured.
(e)	MBIA Insured.

●	Pursuant to the financial futures contracts, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuation in values of the contract. Such receipts or payments, which are settled the following business day, are known as variation margin and are recorded by the Fund as unrealized gains or losses. Financial futures contracts sold as of February 29, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	(Depreciation)

265	U.S. Thirty-Year Treasury Bonds	June 2008	$ 30,501,914	$ (935,036)
250	Five-Year Swap Contracts	June 2008	$ 27,582,031	$ (302,031)
80	Ten-Year Swap Contracts	June 2008	$ 8,961,250	$ (139,150)
600	Ten-Year Swap Contracts	March 2008	$ 65,806,641	$ (2,802,609)

Total Unrealized Depreciation-Net	$ (4,178,826)

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access Capital Strategies Community Investment Fund, Inc.

/s/David F. Sand
David F. Sand
Chief Executive Officer and Principal Financial Officer of
Access Capital Strategies Community Investment Fund, Inc.
April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/David F. Sand
David F. Sand
Chief Executive Officer and Principal Financial Officer of
Access Capital Strategies Community Investment Fund, Inc.
April 22, 2008